As filed with the Securities and Exchange Commission on March 5, 2009
                                    Investment Company Act File Number 811-4922

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   California Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  December 31, 2008

Item 1: Report to Stockholders

--------------------------------------------------------------------------------
CALIFORNIA                                                     600 FIFTH AVENUE,
DAILY TAX FREE                                                NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================
Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

On October 2, 2008, the Boards of Directors and Trustees of all U.S.-registered money market funds advised by Reich & Tang Asset Management, LLC approved the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The Boards took further action on December 4, 2008, to approve the extension of the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The extension now provides coverage through April 30, 2009.

The Guarantee Program for U.S.-registered money market funds is a timely and direct response to our troubled markets, providing stability at a time when investor confidence has been eroded. The Guarantee Program guarantees shareholders that they will receive $1.00 for each money market fund share held at the close of business on September 19, 2008.

Below are the essential aspects of the Guarantee Program:

o the guarantee is based upon the number of shares invested in the fund at the close of business on September 19, 2008;

o any increase in the number of shares held after the close of business on September 19, 2008 will not be guaranteed;

o if the number of shares fluctuates over the period, investors will be covered for either the number of shares held as of the close of business on September 19, 2008 or the current amount, whichever is less;

o in the event a customer closes their account with a fund or broker/dealer, any future investment in the fund will not be guaranteed;

Reich & Tang continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk. Most recently, we have shortened the average maturities of our portfolios to be able to react quickly to the changing market conditions, and we will continue to monitor the markets to ensure that liquidity and safety remain our top priorities.

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
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Reich & Tang is proud to be part of Natixis Global Asset Management,  one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

We appreciate your support during this turbulent period and thank you for your business. While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients.

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for over 34 years.

Sincerely,


/S/Michael P. Lydon

Michael P. Lydon
President


























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
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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED DECEMBER 31, 2008
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2008 through December 31, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds.

------------------------------------------------------------------------------------------------------------------------
                                       Beginning Account   Ending Account Value    Expenses Paid         Annualized
               Class A                   Value 07/01/08          12/31/08        During the period*    Expense Ratio*
------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,005.30              $4.39              0.87%
------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)  $1,000.00            $1,020.76              $4.42              0.87%
  ------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
               Class B                 Beginning Account   Ending Account Value     Expenses Paid        Annualized
                                         Value 07/01/08          12/31/08        During the Period*    Expense Ratio*
------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,006.30              $3.33              0.66%
------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)  $1,000.00            $1,021.82              $3.35              0.66%

------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 California Tax Exempt Liquidity Fund  Beginning Account   Ending Account Value    Expenses Paid         Annualized
         ("Advantage Shares")            Value 07/01/08          12/31/08        During the Period*    Expense Ratio*
------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,005.20              $4.44              0.88%
------------------------------------------------------------------------------------------------------------------------
 Hypothetical (5% return before expenses)   $1,000.00            $1,020.71              $4.47              0.88%
------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (July 1, 2008 through December 31, 2008), multiplied by 184/366 (to reflect the six month period).
--------------------------------------------------------------------------------

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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date       Rate     (Note 1)    Moody's  & Poor's
   -------                                                                        -----     -----     -------     ------- ----------
Tax Exempt Commercial Paper (6.26%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,500,000 California State University Institute - Series A
             LOC State Street Bank & Trust Company/JPMorgan Chase Bank, N.A.    01/07/09     0.50%  $ 3,500,000     P-1         A-1+
   2,160,000 California State University Institute - Series A
             LOC State Street Bank & Trust Company/JPMorgan Chase Bank, N.A.    02/05/09     0.65     2,160,000     P-1         A-1+
   5,000,000 Contra Costa Transportation Authority Subordinate Sales Tax Revenue
             (Limited Tax Bonds) - Series A
             LOC Bank of America, N.A.                                          01/15/09     1.15     5,000,000     P-1         A-1+
   1,000,000 Ventura County, CA Public Financing Authority Lease Revenue
             LOC Bank of Nova Scotia                                            02/03/09     0.55     1,000,000     P-1         A-1+
   2,000,000 Ventura County, CA Public Financing Authority Lease Revenue
             LOC Bank of Nova Scotia                                            02/03/09     0.55     2,000,000     P-1         A-1+
------------                                                                                        -----------
  13,660,000 Total Tax Exempt Commercial Paper                                                       13,660,000
------------                                                                                        -----------
Tax Exempt General Obligation Notes & Bonds (15.05%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000 California Communities TRAN (County of San Bernardino)Series 2008A406/30/09     1.64%  $ 1,509,895    MIG-1       SP-1+
   6,800,000 Ceres Unified School District (Stanislaus County), CA 2008 TRAN    07/08/09     1.83     6,840,213                SP-1+
   3,000,000 Commonwealth of Puerto Rico TRAN - Series 2009 A4
             LOC KBC Bank, N.V.                                                 07/30/09     2.39     3,014,505    MIG-1       SP-1+
   5,000,000 Dublin Unified School District (County of Alameda), CA 2008 TRAN   07/14/09     1.75     5,019,587                SP-1+
   5,000,000 Liberty Union High School District (County of Contra Costa), CA
             2008 TRAN                                                          07/02/09     1.70     5,031,850    MIG-1
   4,000,000 Milpitas Unified School District (Santa Clara County), CA 2008 TRAN07/14/09     1.72     4,016,287                SP-1+
   3,370,000 Petaluma City Elementary School District (Sonoma County), CA
             2008 TRAN                                                          07/02/09     1.68     3,391,804                SP-1+
   4,000,000 Rincon Valley Union Elementary School District (Sonoma County), CA
             2008 TRAN                                                          07/14/09     1.70     4,016,714                SP-1+
------------                                                                                        -----------
  32,670,000 Total Tax Exempt General Obligation Notes & Bonds                                       32,840,855
------------                                                                                        -----------
Variable Rate Demand Instruments (b) (76.19%)
----------------------------------------------------------------------------------------------------------------
$  4,490,000 Alameda - Contra Costa, CA Schools Financing Authority
             (Capital Improvement Financing Project) - Series K
             LOC KBC Bank, N.V.                                                 08/01/32     1.60%  $ 4,490,000                 A-1
   2,040,000 Association for Bay Area Government Finance Authority for Nonprofit
             Corporations Revenue Refunding COPs (America Baptist Homes of
             the West Facilities Project) - Series 1998B
             LOC U.S. Bank, N.A.                                                10/01/27     0.85     2,040,000                 A-1+

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      The accompanying notes are an integral part of these financial statements.

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================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date       Rate     (Note 1)    Moody's  & Poor's
   -------                                                                        -----     -----     -------     ------- ----------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    500,000 Association for Bay Area Government Finance Authority for Nonprofit
             Corporations Revenue Refunding COPs (America Baptist Homes of
             the West Facilities Project) - Series 2002A
             LOC U.S. Bank, N.A.                                                10/01/27     0.85%  $   500,000                 A-1+
   4,900,000 Association for Bay Area Government Finance Authority for Nonprofit
             Corporations Refunding and Revenue Bonds (Valley Christian Schools)
             LOC Bank of America, N.A.                                          11/01/32     0.75     4,900,000   VMIG-1
     650,000 California Educational Facilities Authority RB
             (Stanford University) - Series S-4                                 11/01/50     0.75       650,000   VMIG-1        A-1+
   4,160,000 California Educational Facilities Authority RB
             (University of San Francisco) - Series 2003
             LOC Allied Irish Banks PLC                                         05/01/33     0.50     4,160,000   VMIG-1
     560,000 California HFFA RB (Adventist Hospital/West -
             Sutter Health Revolving Loan Pool) - Series 1991A
             LOC U.S. Bank, N.A.                                                08/01/21     1.60       560,000   VMIG-1        A-1+
     670,000 California HFFA RB (Adventist Hospital/West -
             Sutter Health Revolving Loan Pool) - Series 2002A
             LOC Wachovia Bank, N.A.                                            09/01/25     0.70       670,000   VMIG-1
     100,000 California HFFA RB (Adventist Hospital/West -
             Sutter Health Revolving Loan Pool) - Series 2002B
             LOC Wachovia Bank, N.A.                                            09/01/25     0.70       100,000   VMIG-1
   1,400,000 California Infrastructure & Economic Development Bank RB
             (The J Paul Getty Trust) - Series 2003D                            04/01/33     0.75     1,400,000   VMIG-1        A-1+
   2,000,000 California Infrastructure & Economic Development Bank RB
             (The Colburn School) - Series 2008
             LOC Allied Irish Banks PLC                                         08/01/37     0.90     2,000,000                 A-1
     400,000 California PCFA Pollution Control Refunding RB
             (Pacific Gas and Electric Company) - Series 1996F
             LOC JPMorgan Chase Bank, N.A.                                      11/01/26     0.75       400,000                 A-1+
   1,100,040 California PCFA Pollution Control Refunding RB
             (Pacific Gas and Electric Company) - Series 1996C
             LOC JPMorgan Chase Bank, N.A.                                      11/01/26     0.95     1,100,040                 A-1+
   3,480,000 California School Facilities Financing Corporation COPs
             (Capital Improvement Financing Projects Series B)
             Long Beach, Moorpark & San Francisco Unified School Districts
             LOC Bayerische Hypo-und Vereinsbank, A.G.                          07/01/24     0.60     3,480,000   VMIG-1


--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date       Rate     (Note 1)    Moody's  & Poor's
   -------                                                                        -----     -----     -------     ------- ----------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,650,000 California State Department of Water Resources
             Power Supply RB - Series 2002B-2
             LOC BNP Paribas                                                    05/01/22     0.35%  $ 1,650,000   VMIG-1        A-1+
     600,000 California State Department of Water Resources
             Power Supply RB - Series 2002B-4
             LOC Bayerische Landesbank                                          05/01/22     1.20       600,000   VMIG-1        A-1+
     300,000 California State GO Bonds Kindergarten University Public Education
             Facilities Bonds - Series 2004A-1
             LOC Citibank/California State Teachers Retirement System           05/01/34     0.98       300,000   VMIG-1        A-1+
     800,000 California State GO Bonds Kindergarten University Public Education
             Facilities Bonds - Series 2004B-1
             LOC Citibank/State Street/National Australia Bank                  05/01/34     0.98       800,000   VMIG-1        A-1+
     300,000 California State GO Bonds Kindergarten University Public Education
             Facilities Bonds - Series 2004B-3
             LOC Citibank/State Street/National Australia Bank                  05/01/34     0.85       300,000   VMIG-1        A-1+
   4,420,000 California Statewide Communities Development Authority MHRB
             (Bay Vista at Meadow Park Apartment Project) - Series 2003 NN1(c)
             Guaranteed by Federal National Mortgage Association                12/15/37     1.15     4,420,000                 A-1+
   8,000,000 California Statewide Communities Development Authority MHRB
             (Westgate Pasadena Apartment Project) - Series 2007G (c)
             LOC Bank of America, N.A.                                          04/01/42     1.05     8,000,000   VMIG-1
   2,600,000 California Statewide Communities Development Authority RB
             (Rady Children's Hospital, San Deigo) - Series 2008B
             LOC Bank of the West                                               08/15/47     0.95     2,600,000   VMIG-1        A-1+
   1,320,000 Carlsbad, CA MHRB
             (Santa Fe Ranch Apartments Project) - Series 1993A
             Guaranteed by Federal Home Loan Mortgage Corporation               06/01/16     1.06     1,320,000   VMIG-1
   1,300,000 City of Pulaski and Giles County, TN RB
             (Martin Methodist College Project) - Series 2004
             LOC Amsouth Bank                                                   01/01/24     1.60     1,300,000   VMIG-1
   6,800,000 City of Upland, CA Apartment Development Revenue
             Refunding Bonds (Mountain Springs) - Series 1998A
             Guaranteed by Federal National Mortgage Association                11/15/28     0.95     6,800,000                 A-1+
   1,020,000 Colton, CA Redevelopment Agency Multifamily Revenue 1985 Issue A
             LOC Federal Home Loan Bank                                         05/01/10     1.00     1,020,000                 A-1+



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      The accompanying notes are an integral part of these financial statements.

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================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date       Rate     (Note 1)    Moody's  & Poor's
   -------                                                                        -----     -----     -------     ------- ----------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    400,000 County of Contra Costa, CA Multifamily Mortgage Revenue Refunding Bond
             (Rivershore Apartments Project) - Series 1992B
             Collateralized by Federal National Mortgage Association            11/15/22     0.55%  $   400,000                 A-1+
   3,500,000 County of San Mateo, CA MHRB
             (Pacific Oaks Apartments Project) - Series 1987A (c)
             LOC Wells Fargo Bank, N.A.                                         07/01/17     0.90     3,500,000   VMIG-1
   4,400,000 Fremont, CA COPs (1998 Family Resource Center Financing Project)
             LOC KBC Bank, N.V.                                                 08/01/28     1.55     4,400,000                 A-1+
     956,000 Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 00-18 Series A
             LOC Bank of New York Mellon                                        09/02/26     0.85       956,000   VMIG-1
     977,000 Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 03-19 Series A
             LOC Bank of New York Mellon/
             California State Teachers Retirement System                        09/02/29     0.85       977,000   VMIG-1
     300,000 Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 04-20 Series A
             LOC KBC Bank, N.V.                                                 09/02/30     0.85       300,000   VMIG-1
   2,600,000 Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 05-21 Series A
             LOC Bank of New York Mellon /
             California State Teachers Retirement System                        09/02/31     0.85     2,600,000   VMIG-1
     300,000 Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 94-13 (Oak Creek)
             LOC State Street Bank & Trust Company                              09/02/22     0.85       300,000   VMIG-1        A-1+
     200,000 Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 94-15 (Orange County, CA)
             LOC State Street Bank & Trust Company                              09/02/20     0.85       200,000   VMIG-1        A-1+
     800,000 Irvine, CA Limited Obligation Improvement Bond
             Assessment District # 97-16 (Northwest Irvine)
             LOC State Street Bank & Trust Company                              09/02/22     0.85       800,000   VMIG-1        A-1+
   1,000,000 Irvine Ranch, CA Water District Consolidated Series 1988
             Improvement District # 182 Series A
             LOC Landesbank Hessen Thuringen Girozentrale                       11/15/13     0.85     1,000,000                 A-1+
     900,000 Irvine Ranch, CA Water District Consolidated Series 1995
             GO of Improvement District #s 105, 140, 240 &  250
             LOC State Street Bank & Trust Company                              01/01/21     0.85       900,000   VMIG-1        A-1+


--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date       Rate     (Note 1)    Moody's  & Poor's
   -------                                                                        -----     -----     -------     ------- ----------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 11,390,000 Irvine Ranch, CA Water District Consolidated Series 2008B
             GO of Improvement District #s 105, 113, 213 &  250
             LOC Landesbank Baden-Wurttemberg                                   05/01/37     0.90%  $11,390,000   VMIG-1        A-1+
     700,000 Irvine Ranch, CA Water District GO of Improvement District # 282 Series A
             LOC Landesbank Hessen Thuringen Gironzentrale                      11/15/13     0.85       700,000                 A-1+
     700,000 Irvine Ranch, CA Water District Waterworks Bond Series 1988
             Improvement District # 284 Series A
             LOC Landesbank Hessen Thuringen Gironzentrale                      11/15/13     0.85       700,000                 A-1+
   1,700,000 King George County, VA IDA (Birchwood Power Partners, L.P. Project)
             - Series 1995 (c)
             LOC Bank of Nova Scotia                                            11/01/25     1.05     1,700,000                 A-1+
   5,155,000 Lake Elsinore, CA Recreation Authority Revenue Refunding Bonds
             (Public Facilities Project) - Series 2000A
             Guaranteed by California State Teachers Retirement System          02/01/32     0.50     5,155,000                 A-1+
   3,300,000 Los Angeles, CA Housing Authority MHRB
             (Malibu Meadows Project) - Series 1998B
             Collateralized by Federal National Mortgage Association            04/15/28     0.95     3,300,000                 A-1+
   2,100,000 Oakland-Alameda County Coliseum Authority, CA
             Lease RB (Oakland Coliseum Project) - Series C-1
             LOC Bank of America/ California State Teachers Retirement System   02/01/25     0.50     2,100,000   VMIG-1        A-1+
   1,500,000 Orange County, CA Irvine Coast Assessment District # 88-1
             Improvement Bond Act 1915
             LOC KBC Bank, N.V.                                                 09/02/18     0.75     1,500,000   VMIG-1        A-1+
   1,000,000 Palm Beach County, FL RB
             (Norton Gallery and School of Art, Inc. Project) - Series 1995
             LOC Northern Trust                                                 05/01/25     0.89     1,000,000                 A-1+
  15,325,000 Pomona, CA COPs (Mt. San Antonio Gardens Project) Series 2004
             LOC HSH Nordbank                                                   01/01/34     0.48    15,325,000                 A-1+
     975,000 PUTTER -Series 1435 (Relating to the Trustees  of the California State
             University Systemwide RB) - Series 2005C
             LOC JP Morgan Chase Bank, N.A.                                     11/01/13     1.35       975,000                 A-1
   3,600,000 Redevelopment Agency of the City of Pittsburg Los Medanos Community
             Development Project Subordinate Tax Allocation Bonds - Series 2004A
             LOC State Street Bank & Trust Company/
             California State Teachers Retirement System                        09/01/35     1.20     3,600,000                 A-1+



--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date       Rate     (Note 1)    Moody's  & Poor's
   -------                                                                        -----     -----     -------     ------- ----------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,200,000 Riverside County, CA 1985 COPs (ACES) Type One Series A
             LOC State Street Bank & Trust Company                              12/01/15     0.60%  $ 2,200,000   VMIG-1        A-1+
     200,000 Rohnert Park, Sonoma County, CA
             MHRB (Crossbrook Apartments) - Series 1995A
             Guaranteed by Federal National Mortgage Association                06/15/25     0.55       200,000                 A-1+
   6,800,000 Sacramento County, CA  1990 COPs
             (Administration Center and Court House Project)
             LOC Bayerische Landesbank                                          06/01/20     0.90     6,800,000   VMIG-1        A-1+
   3,095,000 Sacramento, CA Multifamily Housing Revenue Refunding Bond
             (Smoketree Apartments) - 1990 Issue A
             Guaranteed by Federal National Mortgage Association                04/15/10     0.54     3,095,000                 A-1+
   2,700,000 San Bernardino County, CA COPs
             (County Center Refinancing Project) - Series 1996
             LOC BNP Paribas                                                    07/01/15     0.43     2,700,000   VMIG-1        A-1+
   2,000,000 San Bernardino County, CA Multifamily Mortgage RB
             (Parkview Place Apartments) - Series 2004A
             Collateralized by Federal National Mortgage Association            02/15/27     0.95     2,000,000                 A-1+
   2,700,000 San Diego, CA COPs (San Diego Museum of Art)
             LOC Allied Irish Banks PLC                                         09/01/30     1.00     2,700,000   VMIG-1
   5,500,000 San Francisco, CA Redevelopment Agency of City & County
             (Filmore Center) - Series A1
             Guaranteed by Federal Home Loan Mortgage Corporation               12/01/17     0.79     5,500,000                 A-1+
   2,900,000 Santa Ana, CA Health Facility RB
             (Town and Country Manor Project) - Series 1990
             LOC  KBC Bank, N.V.                                                10/01/20     0.75     2,900,000                 A-1
   2,000,000 Santa Clara County, El Camino California Hospital District  Hospital Facility
             Authority Revenue (1985 Valley Medical Central Project) - Series A
             LOC State Street Bank & Trust Company                              08/01/15     0.60     2,000,000   VMIG-1
   2,675,000 Santa Clara County, CA MHRB
             (Grove Garden Apartments) - Series 1997A
             Collateralized by Federal National Mortgage Association            02/15/27     0.95     2,675,000                 A-1+
   6,870,000 Seminole County, CA IDA Healthcare Facilities RB
             (Hospice of the Comforter Project) - Series 2006
             LOC Fifth Third Bank                                               12/01/25     2.75     6,870,000                 A-1+
   1,000,000 Simi Valley, CA MHRB (Lincoln Wood Ranch) - Series 1990
             Guaranteed by Federal Home Loan Mortgage Corporation               06/01/10     0.95     1,000,000                 A-1+

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date       Rate     (Note 1)    Moody's  & Poor's
   -------                                                                        -----     -----     -------     ------- ----------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    600,000 State of California GO - Series 2003 A-1
             LOC Westdeutsche Landesbank/JP MorganChase Bank, N.A.              05/01/33     0.65%  $   600,000   VMIG-1        A-1+
   1,000,000 State of California GO -Series 2005B-7
             LOC Landesbank Hessen Thuringen Girozentrale                       05/01/40     0.98     1,000,000   VMIG-1        A-1+
   1,625,000 State of Missouri HEFA Educational Facilities RB
             (Ranken Technical College) - Series 2007
             LOC Northern Trust                                                 11/15/31     1.35     1,625,000                 A-1+
   3,000,000 Turlock, CA Irrigation District COP's
             (Capital Improvement and Refunding Project) - Series 2001A
             LOC Societe General                                                01/01/31     0.75     3,000,000                 A-1+
------------                                                                                       ------------
 166,203,040 Total Variable Rate Demand Instruments                                                 166,203,040
------------                                                                                       ------------
Variable Rate Demand Instruments - Private Placements (b) (0.68%)
------------------------------------------------------------------------------------------------------------------------------------
$    190,000 Redevelopment Agency of the City of Morgan Hill
             (Nob Hill Venture Investments) - Series 1984
             LOC Wells Fargo Bank, N.A.                                         12/01/09     1.63%  $   190,000     P-1         A-1+
   1,300,000 Redevelopment Agency of the City of Morgan Hill
             (Kent Trust Project) - Series 1984B
             LOC Wells Fargo Bank, N.A.                                         12/01/14     1.63     1,300,000     P-1         A-1+
------------                                                                                       ------------
   1,490,000 Total Variable Rate Demand Instruments - Private Placements                              1,490,000
------------                                                                                       ------------
             Total Investments (98.18%) (cost $214,193,895+)                                        214,193,895
             Cash and Other Assets, Net of Liabilities (1.82%)                                        3,965,723
                                                                                                   ------------
             Net Assets (100.00%)                                                                  $218,159,618
                                                                                                   ============

     + Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:
     (a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

     (b) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

     (c)  Security subject to alternative minimum tax.

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS
DECEMBER 31, 2008

================================================================================

KEY:
   ACES    =    Adjustable Convertible Extendible Securities  LOC      =   Letter of Credit
   COP     =    Certificates of Participation                 MHRB     =   Multi-Family Housing Revenue Bond
   GO      =    General Obligation                            PCFA     =   Pollution Control Finance
   HEFA    =    Health and Education Facilities Authority     PUTTER   =   Puttable Tax-Exempt Receipt
   HFFA    =    Health Facility Finance Authority             RB       =   Revenue Bond
   IDA     =    Industrial Development Authority              TRAN     =   Tax and Revenue Anticipation Notes

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
-------------------------- ---------------------------- -------------------------------
           States                       Value                     % of Portfolio
-------------------------- ---------------------------- -------------------------------
California                         $198,684,390                      92.76%
Florida                               7,870,000                       3.67
Missouri                              1,625,000                       0.76
Puerto Rico                           3,014,505                       1.41
Tennessee                             1,300,000                       0.61
Virginia                              1,700,000                       0.79
-------------------------- ---------------------------- -------------------------------
Total                              $214,193,895                     100.00%
-------------------------- ---------------------------- -------------------------------

BREAKDOWN OF HOLDINGS BY MATURITY DATE
-------------------------- ---------------------------- -------------------------------

 Securities Maturing in               Value                     % of Portfolio
-------------------------- ---------------------------- -------------------------------
Less than 31 days                  $176,193,040                      82.26%
31 through 60                         5,160,000                       2.41
61 through 90                               -0-                       0.00
91 through 120                              -0-                       0.00
121 through 180                             -0-                       0.00
Over 180 days                        32,840,855                      15.33
-------------------------- ---------------------------- -------------------------------
Total                              $214,193,895                     100.00%
-------------------------- ---------------------------- -------------------------------

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

================================================================================

ASSETS
   Investments in securities, at amortized cost (Note 1)................................      $   214,193,895
   Cash.................................................................................            3,564,793
   Accrued interest receivable..........................................................              550,626
   Prepaid expenses.....................................................................               52,600
                                                                                              ---------------
         Total assets...................................................................          218,361,914
                                                                                              ---------------

LIABILITIES
   Payable to affiliates (Note 2).......................................................              115,583
   Accrued expenses.....................................................................               86,530
   Other payable........................................................................                  183
                                                                                              ---------------
         Total liabilities..............................................................              202,296
                                                                                              ---------------
   Net assets...........................................................................      $   218,159,618
                                                                                              ===============

SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 5)..............................      $   218,195,746
   Accumulated net realized loss........................................................              (39,837)
   Accumulated undistributed net investment income......................................                3,709
                                                                                              ---------------
   Net assets...........................................................................      $   218,159,618
                                                                                              ===============

Net asset value, per share (Note 5):
Class Name                                          Net Assets          Shares Outstanding         Net Asset Value
Class A Shares..............................       $147,083,723            147,106,081                 $1.00
Class B Shares..............................         $5,509,102              5,509,939                 $1.00
Advantage Shares............................        $65,566,793             65,576,760                 $1.00

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

================================================================================

INVESTMENT INCOME
Income:
  Interest................................................................................     $    5,689,834
                                                                                               --------------
Expenses: (Note 2)
   Investment management fee..............................................................            807,000
   Administration fee.....................................................................            564,900
   Distribution fee (Advantage shares)....................................................            325,077
   Shareholder servicing fee (Class A shares).............................................            368,383
   Shareholder servicing fee (Advantage shares)...........................................            180,598
   Custodian expenses.....................................................................             11,954
   Shareholder servicing and related shareholder expenses+................................            155,175
   Legal, compliance and filing fees......................................................             55,351
   Audit and accounting...................................................................             84,680
   Directors' fees and expenses...........................................................             28,154
   Miscellaneous..........................................................................             27,112
                                                                                               --------------
     Total expenses.......................................................................          2,608,384
     Less: Expenses paid indirectly(Note 4)...............................................               (161)
               Fees Waived(Note 2)........................................................           (271,376)
                                                                                               --------------
     Net expenses.........................................................................          2,336,847
                                                                                               --------------
Net investment income.....................................................................          3,352,987

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments..........................................................             33,663
                                                                                               --------------
Increase in net assets from operations....................................................     $    3,386,650
                                                                                               ==============

     + Includes class specific transfer agency expenses of $113,927 and $5,644 for Class A and Class B shares, respectively.

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

================================================================================

                                                                               2008                         2007
                                                                               ----                         -----
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income......................................      $      3,352,987            $       6,926,193
     Net realized gain (loss) on investments....................                33,663                       68,649
                                                                      ----------------            -----------------
     Increase in net assets from operations.....................             3,386,650                    6,994,842

Dividends to shareholders from net investment income:*
     Class A shares.............................................            (2,347,733)                  (5,059,844)
     Class B shares.............................................              (198,898)                    (582,885)
     Advantage shares...........................................              (806,356)                  (1,285,424)
                                                                      ----------------            -----------------
     Total dividends to shareholders............................            (3,352,987)                  (6,928,153)
Capital share transactions (Note 5):
     Class A shares.............................................           (71,776,809)                  51,792,677
     Class B shares.............................................           (13,502,522)                     563,029
     Advantage shares...........................................            10,639,796                   (1,527,444)
                                                                      ----------------            -----------------
     Total capital share transactions...........................           (74,639,535)                  50,828,262
                                                                      ----------------            -----------------
     Total increase (decrease)..................................           (74,605,872)                  50,894,951
Net assets:
     Beginning of year..........................................           292,765,490                  241,870,539
                                                                      ----------------            -----------------
     End of year................................................      $    218,159,618            $     292,765,490
                                                                      ================            =================

Undistributed net investment income.............................      $          3,709            $             424
                                                                      ================            =================

* Designated as exempt-interest dividends for federal income tax purposes.






--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS


================================================================================

1. Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. The Fund has three classes of stock authorized, Class A, Class B and Advantage Shares.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

   a) Valuation of Securities -
   Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

   b) Securities Transactions and Investment Income -
   Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

   c) Federal Income Taxes -
   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required in the financial statements.

   Consistent with Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48") management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.

   d) Dividends and Distributions -
   Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

   e) Accounting Estimates -
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

1. Summary of Accounting Policies (continued)

   f) Representations and Indemnifications -
   In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

   g) Allocation of Income and Expenses -
   The Fund may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the years ended December 31, 2008 and 2007 class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

   h) Other Risks -
   The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

   The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

   Since, many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investment in municipal securities.

   There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

   In a low interest rate environment, such as the environment that existed at December 31, 2008, Reich & Tang Asset Management LLC ("the "Manager") and Reich & Tang Distributors, Inc. (the "Distributor") have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no obligation to continue such waiver in the future.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager equal to an annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets

Pursuant to the Fund's Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based on the average daily net assets of the respective class share equal to 0.20% for Class A Shares and 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

As of December 31, 2008, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

     Fee Type                      Affiliate                      Amount
     --------                      --------                       ------
Management fee                     Manager                   $    56,662
Administration fee                 Manager                        39,663
Shareholder servicing fee          Distributor                    12,745
Transfer Agency fees               Reich & Tang Services, Inc.
                                   (the "TA")                      6,513
                                                             -----------
         Total                                               $   115,583
                                                             ===========

For the  period   ended December 31, 2008 the Distributor voluntarily waived the following fees:

   Shareholder servicing fees - Class A ..................   $    14,223
   Shareholder servicing fees - Advantage shares..........         9,768
   Distribution fees - Advantage shares ..................       247,385
                                                             -----------
         Total                                               $   271,376
                                                             ===========

The Distributor has no right to recoup prior waivers. Included in the above amounts were waivers to maintain a minimum, non-negative yield as follows: Class A $14,223 and Advantage shares $2,706.

Directors of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional $13,800, payable quarterly and the Audit Committee Chairman receives an additional annual fee of $9,200, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the Connecticut Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund, the New Jersey Daily Municipal Income Fund, Inc., and the Daily Income Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the year ended December 31, 2008 these fees after waivers amounted to:

                                                  Amount                %
                                                 -------               ----
 Class A shares.............................     $92,129               0.05%
 Class B Shares.............................       6,294               0.05%
                                                 -------
 Total Transfer Agency Fees.................     $98,423
                                                 =======

As of December 31, 2008, no Directors or Officers had investments in the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
3. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended December 31, 2008, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses.

  Purchases........................................         $ 33,295,000
  Sales............................................           20,235,000
   Gain/(Loss).....................................                  -0-

4. Compensating Balance Arrangement and Other Transactions

The Fund is permitted to temporarily overdraft or leave balances in its accounts with The Bank of New York Mellon (the "Bank"). To compensate the Bank for such activity the Fund may leave funds or overdraft funds as a compensating balance in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit will be offset against the Fund's safekeeping fees which are included as part of the custodian expenses:

For the year ended December 31, 2008, expense offsets for the Fund were as follows:

   Custodian expenses.....................................   $      161
                                                             ==========

5. Capital Stock
At December 31, 2008, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                       Year Ended                         Year Ended
                                                    December 31, 2008                  December 31, 2007
                                                    -----------------                  ------------------
Class A                                       Net Assets          Shares           Net Assets          Shares
-------                                   ----------------  ---------------      ---------------    -------------
Sold......................................$    955,026,328      955,026,328     $ 1,040,346,358    1,040,346,358
Issued on reinvestment of dividends.......       2,088,805        2,088,805           4,345,574        4,345,574
Redeemed..................................  (1,028,894,732)  (1,028,894,732)       (992,899,255)    (992,899,255)
Additional paid-in-capital*...............           2,790              -0-                 -0-              -0-
                                          ----------------  ----------------     ---------------   -------------
     Net increase (decrease)..............$    (71,776,809)     (71,779,599)     $   51,792,677       51,792,677
                                          ================  ===============      ===============   =============






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5) Capital Stock (continued)

                                                       Year Ended                         Year Ended
                                                    December 31, 2008                  December 31, 2007
                                                    -----------------                  ------------------
Class B                                       Net Assets          Shares           Net Assets          Shares
-------                                   ----------------  ---------------      ---------------    -------------
Sold......................................$     64,490,582       64,490,582      $  116,632,797      116,632,797
Issued on reinvestment of dividends.......         198,770          198,770             582,503          582,503
Redeemed..................................     (78,192,050)     (78,192,050)       (116,652,271     (116,652,271)
Additional paid-in-capital*...............             176              -0-                 -0-              -0-
                                          ----------------  ---------------      ---------------   -------------
     Net increase (decrease).............. $   (13,502,522)     (13,502,698)     $      563,029          563,029
                                          ================  ===============      ===============   =============
Advantage Shares                              Net Assets          Shares           Net Assets          Shares
----------------                          ----------------  ---------------      ---------------    -------------
Sold......................................$    269,752,184      269,752,184      $  177,699,133      177,699,133
Issued on reinvestment of dividends.......         806,346          806,346           1,282,794        1,282,794
Redeemed..................................    (259,918,734)    (259,918,734)       (180,509,371)    (180,509,371)
                                          ----------------  ---------------      ---------------   -------------
     Net increase (decrease).............. $    10,639,796       10,639,796      $   (1,527,444)      (1,527,444)
                                          ================  ===============      ===============   =============

* During 2008, the TA allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 84% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution. At December 31, 2008, the Fund had no significant concentrations of holdings with letters of credit from one or more financial institutions.

7. Tax Information

The tax character of all distributions paid during the years ended December 31, 2008 and 2007 was as follows.

                                                              2008                 2007
                                                          ------------        ------------
     Tax-exempt income...............................     $  3,352,987        $  6,928,153

At December 31, 2008, the Fund had capital loss carryforwards available for Federal income tax purposes to be applied against future gains, if any. The capital loss carryforwards were as follows:

                                                   Capital Loss                 Capital Loss             Expiration of
                                                     Utilized                    Remaining               Carryforwards
                                                    $ 33,663                       $39,837                    2009

At December 31, 2008, the Fund had $3,709 of tax-exempt distributable earnings.

As of and during the year ended December 31, 2008, the Fund did not have a liability for any uncertain tax positions, and did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2008 remains subject to examination by the internal revenue service and state tax authorities. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors, including, but not limited to an ongoing analysis of tax laws, regulations, and interpretations thereof.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
8. Tax Components of Net Assets

As of December 31, 2008, the components of net assets on a tax basis were as follows:
  Capital Stock..............................................................................      $   218,195,746
  Undistributed tax-exempt income............................................................                3,709
  Capital Loss Carry forward  ...............................................................              (39,837)
  Temporary book/tax difference..............................................................                  -0-
                                                                                                   ---------------
  Net assets.................................................................................      $   218,159,618
                                                                                                   ===============

9. Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments.
These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund's investments as of December 31, 2008:

Valuation Inputs                               Investment in Securities
----------------                               ------------------------
Level 1 - Quoted Prices                            $         -0-
Level 2 - Other Significant Observable Inputs        214,193,895
Level 3 - Significant Unobservable Inputs                    -0-
                                                   -------------
Total                                              $ 214,193,895
                                                   =============

For the year ended December 31, 2008, there was no Level 1 or 3 investments.
<-------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
10. Temporary Guarantee Program for Money Market Funds

While the Fund has maintained its $1.00 share price, there can be no assurance that the Fund will be able to continue to do so. On October 2, 2008, the Board of Directors of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.

On December 4, 2008, the Board of Directors of the Fund approved the extension of the Fund's participation in the Program. The extension provides coverage through April 30, 2009.

11. Financial Highlights

                                                               Years Ended December 31,
                                              -------------------------------------------------------------
Class A shares                                   2008         2007         2006         2005         2004
--------------                                ---------     --------     --------     --------      -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                              ---------     --------     --------     --------     --------
Income from investment operations:
    Net investment income.................        0.012        0.027        0.024        0.015        0.003
    Net realized and unrealized gain (loss)
      on investments......................        0.000        0.000        0.000        0.000        0.000
                                              ---------     --------     --------     --------     --------
    Total from investment operations......        0.012        0.027        0.024        0.015        0.003
                                              ---------     --------     --------     --------     --------
Less distributions from:
    Dividends from net investment income..       (0.012)      (0.027)      (0.024)      (0.015)      (0.003)
    Net realized gains on investments.....       ( --  )      ( --  )      ( --  )      ( --  )      ( --  )
                                              ---------     --------     --------     --------     --------
    Total Distributions...................       (0.012)      (0.027)      (0.024)      (0.015)      (0.003)
                                              ---------     --------     --------     --------     --------
Net asset value, end of year..............    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                              =========     ========     ========     ========     ========
Total Return..............................        1.22%        2.72%        2.45%        1.50%        0.33%
Ratios/Supplemental Data
Net assets, end of year (000's)...........    $ 147,084     $218,833     $166,999     $172,476    $ 182,770
Ratios to average net assets:
  Expenses (net of fees waived) (a).......        0.85%        0.88%        0.91%        0.88%        0.88%
  Net investment income...................        1.27%        2.69%        2.40%        1.44%        0.35%
  Management and/or administration fees waived     --           --           --           --          0.02%
  Shareholder servicing fees waived.......        0.01%         --           --           --          0.00%
  Expenses paid indirectly................        0.00%        0.00%         --          0.00%        0.00%

(a)      Includes expenses paid indirectly if applicable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
11. Financial Highlights (continued)

                                                               Years Ended December 31,
                                              -------------------------------------------------------------
Class B shares                                   2008         2007         2006         2005         2004
--------------                                ---------     --------     --------     --------      -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                              ---------     --------     --------     --------     --------
Income from investment operations:
    Net investment income.................        0.014        0.029        0.026        0.017        0.005
    Net realized and unrealized gain (loss)
      on investments......................        0.000        0.000        0.000        0.000        0.000
                                              ---------     --------     --------     --------     --------
    Total from investment operations......        0.014        0.029        0.026        0.017        0.005
                                              ---------     --------     --------     --------     --------
Less distributions from:
    Dividends from net investment income..       (0.014)      (0.029)      (0.026)      (0.017)      (0.005)
    Net realized gains on investments.....       ( -- )       ( --  )      ( --  )      ( --  )      ( --  )
                                              ---------     --------     --------     --------     --------
    Total Distributions...................       (0.014)      (0.029)      (0.026)      (0.017)      (0.005)
                                              ---------     --------     --------     --------     --------
Net asset value, end of year..............    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                              =========     ========     ========     ========     ========
Total Return..............................        1.43%        2.95%        2.66%        1.68%        0.52%
Ratios/Supplemental Data
Net assets, end of year (000's)...........    $   5,509     $ 19,008     $ 18,439     $ 20,663     $ 24,030
Ratios to average net assets:
  Expenses (net of fees waived) (a).......        0.64%        0.67%        0.71%        0.71%        0.69%
  Net investment income...................        1.58%        2.92%        2.60%        1.58%        0.58%
  Management and/or administration fees waived     --           --           --           --          0.02%
  Expenses paid indirectly................        0.00%        0.00%         --          0.00%        0.00%

(a)      Includes expenses paid indirectly if applicable.














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
11. Financial Highlights (continued)

                                                               Years Ended December 31,
                                              -------------------------------------------------------------
Advantage shares                                 2008         2007         2006         2005         2004
----------------                              ---------     --------     --------     --------      -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                              ---------     --------     --------     --------     --------
Income from investment operations:
    Net investment income.................        0.011        0.026        0.023        0.014        0.003
    Net realized and unrealized gain (loss)
      on investments......................        0.000        0.000        0.000        0.000        0.000
                                              ---------     --------     --------     --------     --------
    Total from investment operations......        0.011        0.026        0.023        0.014        0.003
                                              ---------     --------     --------     --------     --------
Less distributions from:
    Dividends from net investment income..       (0.011)      (0.026)      (0.023)      (0.014)      (0.003)
    Net realized gains on investments.....       ( --  )      ( --  )      ( --  )      ( --  )      ( --  )
                                              ---------     --------     --------     --------     --------
    Total Distributions...................       (0.011)      (0.026)      (0.023)      (0.014)      (0.003)
                                              ---------     --------     --------     --------     --------
Net asset value, end of year..............    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                              =========     ========     ========     ========     ========
Total Return..............................        1.12%        2.58%        2.34%        1.38%        0.31%
Ratios/Supplemental Data
Net assets, end of year (000's)...........    $  65,567     $ 54,924     $ 48,001     $ 34,387     $ 34,997
Ratios to average net assets:
  Expenses (net of fees waived) (a).......        0.95%        1.02%        1.02%        1.00%        0.90%
  Net investment income...................        1.12%        2.55%        2.28%        1.34%        0.31%
  Management and/or administration fees waived     --           --           --           --          0.02%
  Distribution and shareholder
            servicing fees waived.........        0.36%        0.30%        0.34%        0.35%        0.43%
  Expenses paid indirectly................        0.00%        0.00%         --          0.00%        0.00%

(a)      Includes expenses paid indirectly if applicable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


================================================================================

To the Board of Directors and Shareholders of California Daily Tax Free Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. (the "Fund") at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
February 24, 2009














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

DISTRIBUTIONS

The Fund paid tax-exempt distributions in the amount of $ 3,352,987 during the year ended December 31, 2008.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On September 18, 2008, the Board of Directors approved the continuance of the Investment Management Contract. Specifically, with regard to the approval of the continuance of the Investment Management Contract, the Board considered the following factors:In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1)  The nature, extent and quality of services provided by the Manager.

The Board reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Corporation's Investment Management Contract and the quality of those services over the past year. The Board noted that the services include managing the investment and reinvestment of the Corporation's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Corporation's portfolio, the money market industry and the economy in general; and the payment of compensation of all officers, directors and employees of the Corporation who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Corporation pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Board evaluated these factors based on its direct experience with the Manager and in consultation with counsel to the disinterested Directors and Corporation counsel. The Board concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory services to the Corporation and concluded, based on its experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Board; and (iv) the Manager had kept the Board apprised of developments relating to the Corporation and the industry in general. The Board also focused on the Manager's reputation and long-standing relationship with the Corporation and, in particular, the experience of the Manager in advising money market funds. The Board also noted the high quality of services provided by the Manager under the Administrative Services Contract.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)

     2)  The performance of the Fund and the Manager.

The Board reviewed the investment performance of the Corporation, both on an absolute basis and on a gross basis, as compared to various Lipper peer group categories ("Performance Peer Groups") for the one-month, one-, three-, five- and ten-year periods ended June 30, 2008. The Performance Peer Groups were comprised of: (i) the Corporation and eight other California tax-exempt money market funds, as classified by Lipper, (ii) the Corporation and six other retail California tax-exempt money market funds that are considered by the Manager to be competitors of the Corporation with similar distribution channels, and (iii) the Corporation and all other California tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution. The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the Corporation's; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Corporation's. The Board used the Corporation's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Corporation's performance. The Board considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Corporation's shareholders the performance that was available in the marketplace given the Corporation's investment objectives, strategies, limitations and restrictions. In reviewing the Corporation's performance, the Board noted that the Corporation has generally performed in the middle to lower end of the range as compared to its Performance Peer Groups. The Board noted that the difference between the best and worst performing Funds in the Performance Peer Groups for all time periods was small and that the difference in the performance of the Corporation and the best performing Corporation in the Performance Peer Groups was in many cases even smaller. The Board also considered the Manager's explanation that its investment strategy and process was generally more conservative than many of its competitors and involved greater concentration in California securities than many funds in the Performance Peer Groups. The Board discussed performance with the Manager and the importance of the Manager's conservative investment strategy.

In connection with its assessment of the overall performance of the Manager, the Board considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Board took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Corporation ("Participating Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Corporation to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Board's consideration of the level of the management fee, the Board considered a number of factors. The Board compared the level of the management fee for the Corporation and the level of the combined management-administrative fees against comparative Lipper expense peer groups ("Expense Peer Groups"). The Expense Peer Groups consist of: (i) the Corporation and eight other California tax-exempt money market funds, as classified by Lipper, (ii) the Corporation and six other California tax-exempt money market funds that are considered by the Manager to be competitors of the Corporation with similar distribution channels, and (iii) the Corporation and all other no-load California tax-exempt money market funds in the Lipper universe (excluding outliers). The Board also considered comparative total fund expenses of the Corporation and the Expense Peer Groups. The Board used this combined fee information and total expense data as a guide to help assess the reasonableness of the Corporation's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Group fund agreements is often not apparent. The Board also viewed the Expense Peer Groups fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)

The Board noted that the contract rates of the Corporation's management fee and combined fees (management and administrative) were generally higher, but within the range, of that of the Expense Peer Groups. The Manager further discussed the differences between the Corporation and some of the comparable funds provided, noting that investment advisors for certain of the comparable funds manage in house money. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Corporation. The Board concluded that the level of the management fee was reasonable in light of these factors.

The Board also considered the profitability to the Manager and its affiliates arising out of their relationships with the Corporation. In this regard the Board reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2007. The Board considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract. In reviewing the Manager's profitability reports, the Board and the Manager discussed the Manager's associated costs and the impact of such costs on the Manager's net profitability. The Board concluded that the profitability of the Corporation to the Manager and its affiliates was not excessive.

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board's consideration of economies of scale, the Board discussed with the Manager whether economies of scale would be realized by it in its management of the Corporation at higher asset levels. The Board also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Board also reviewed the Expense Peer Group data to assess whether the Expense Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Corporation were to experience significant asset growth. In the event there were significant asset growth in the future, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)  Other Factors.

In addition to the above factors, the Board acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Corporation through its distribution networks, including its customer service and administration system with banks and bank customers. Based on a consideration of all these factors in their totality, the Board, including all of the disinterested Directors, determined that the Corporation's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Board deemed relevant. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                         Directors and Officers Information
                                                December 31, 2008(1)
---------------------- ----------- ---------------- ----------------------------------- ------------------- -----------------
                      Position(s) Term of Office        Principal Occupation(s)           Number of            Other
  Name, Address(2),    Held with    and Length of              During Past               Portfolios in      Directorships
       and Age            Fund     Time Served(3)                5 Years                 Fund Complex         held by
                                                                                          Overseen by         Director
                                                                                           Director
---------------------- ----------- ---------------- ----------------------------------- ------------------- -----------------
Disinterested Directors:
---------------------- ----------- ---------------- ----------------------------------- ------------------- -----------------
 Albert R. Dowden,       Director    Since 2006     Corporate Director/Trustee for      Director/Trustee     Director/Trustee
 Age 67                                             Annuity & Life Re (Holdings)        of eight portfolios   for Annuity &
                                                    Ltd., Boss Group, Ltd.,                                    Life Re
                                                    Homeowners of American Holding                            (Holdings)
                                                    Corporation, Homeowners of                                Ltd., Boss
                                                    America Insurance Company and AIM                         Group, Ltd.,
                                                    Funds.                                                   Homeowners of
                                                                                                             America Holding
                                                                                                             Corporation,
                                                                                                             AIM Funds and
                                                                                                               CompuDyne
                                                                                                             Corporation.
---------------------- ----------- ---------------- ----------------------------------- ------------------- -----------------
 Carl Frischling,        Director    Since 2006     Partner of Kramer Levin Naftalis    Director/Trustee    Director of AIM
 Esq.,                                              & Frankel LLP (a law firm) with     of eight portfolios      Funds.
 Age 71                                             which he has been associated with
                                                    since 1994.
---------------------- ----------- ---------------- ----------------------------------- ------------------- -----------------
 Edward A. Kuczmarski,   Director    Since 2006     Certified Public Accountant and     Director/Trustee    Trustee of the
 Age 59                                             Partner of Hays & Company LLP       of ten              Empire Builder
                                                    since 1980.                         portfolios          Tax Free Bond
                                                                                                               Fund and
                                                                                                            Director of ISI
                                                                                                                Funds.
---------------------- ----------- ---------------- ----------------------------------- ------------------- -----------------
 William Lerner, Esq.,   Director    Since 2006     Self-employed consultant to         Director/Trustee    Director of MTM
 Age 72                                             business entities and               of eight portfolios  Technologies,Inc.
                                                    entrepreneurs for corporate
                                                    governance and corporate
                                                    secretarial services.
---------------------- ----------- ---------------- ----------------------------------- ------------------- -----------------
 Dr. W. Giles Mellon,    Director    Since 1987     Professor Emeritus of Business      Director/Trustee       None
 Age 77                                             Administration in the Graduate      of nine portfolios
                                                    School of Management, Rutgers
                                                    University with which he has been
                                                    associated with since 1966.
---------------------- ----------- ---------------- ----------------------------------- ------------------- -----------------
 James L. Schultz,       Director    Since 2006     Self-employed as a consultant.      Director/Trustee    Director of
 Age 72                                                                                 of eight portfolios  Computer
                                                                                                            Research, Inc.
---------------------- ----------- ---------------- ----------------------------------- ------------------- -----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                         Directors and Officers Information
                                                December 31, 2008(1)
---------------------- ----------- ---------------- ----------------------------------- ------------------ -----------------
                      Position(s) Term of Office        Principal Occupation(s)           Number of           Other
  Name, Address(2),    Held with    and Length of              During Past               Portfolios in     Directorships
       and Age            Fund     Time Served(3)                5 Years                 Fund Complex         held by
                                                                                          Overseen by         Director
                                                                                           Director
---------------------- ----------- ---------------- ----------------------------------- ------------------ -----------------
Disinterested Directors (continued):
---------------------- ----------- ---------------- ----------------------------------- ------------------ -----------------
 Robert Straniere,      Director     Since 1987     Owner, Straniere Law Firm since     Director/Trustee   Director of
 Esq., Age 67                                       1980, NYS Assemblyman from 1981 to  of nine portfolios Sparx Japan
                                                    2004. Partner, Hantor-Davidoff law                     Funds
                                                    firm since May, 2006. Partner,
                                                    Gotham Global Group since June,
                                                    2005. President, NYC Hot Dog Co.,
                                                    since November, 2005. Was counsel
                                                    at Fisher & Fisher from 1995 to
                                                    2006.
---------------------- ----------- ---------------- ----------------------------------- ------------------ -----------------
 Dr. Yung Wong,         Director     Since 1987     Managing Director of Abacus         Director/Trustee   Director of
 Age 70                                             Associates, an investment firm,     of nine portfolios KOAH, Inc.,
                                                    since 1996.                                            Director of the
                                                                                                           Senior Network
                                                                                                           and Director of
                                                                                                           Terion, Inc.
---------------------- ----------- ---------------- ----------------------------------- ------------------ -----------------
































--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                   Directors and Officers Information (continued)
                                                December 31, 2008(1)
---------------------- ----------- --------------- ---------------------------------------- ------------------- ------------
                       Position(s) Term of Office          Principal Occupation(s)             Number of           Other
  Name, Address(2),    Held with   and Length of                 During Past                 Portfolios in      Directorships
       and Age            Fund     Time Served(3)                  5 Years                    Fund Complex        held by
                                                                                              Overseen by        Director
                                                                                                Director
---------------------- ----------- --------------- ---------------------------------------- ------------------- ------------
Interested Directors/Officers
---------------------- ----------- --------------- ---------------------------------------- ------------------- ------------
Steven W. Duff,        Director(4)   Since 1994    President and Chief Executive Officer    Director/Trustee       None
Age 55                                             of Reich & Tang Asset Management, LLC    of nine portfolios
                       President    1994 to 2007   ("RTAM, LLC"), a registered Investment
                         and                       Advisor and Chief Investment Officer of
                       Director                    the Mutual Funds Division of RTAM,
                                                   LLC.  Associated with RTAM, LLC since
                                                   1994.  Mr. Duff is also
                                                   Director/Trustee of six other funds in
                                                   the Reich & Tang Fund Complex. Prior to
                                                   December 2007 Mr. Duff was President of
                                                   the Fund and President of eight other
                                                   funds in the Reich & Tang Fund Complex,
                                                   Principal Executive Officer of
                                                   Delafield Fund, Inc., and President and
                                                   Chief Executive Officer of Tax Exempt
                                                   Proceeds Fund, Inc. Mr. Duff also
                                                   serves as a Director of Reich & Tang
                                                   Services, Inc. and Director, Chief
                                                   Executive Officer and President of
                                                   Reich & Tang Distributors, Inc.
---------------------- ----------- --------------- ---------------------------------------- ------------------- ------------
Michael P. Lydon,      President     Since 2007    Executive Vice President of RTAM, LLC    Director/Trustee        N/A
Age 45                 and                         and President and Chief Executive        of eight
                       Director(4)                 Officer of the Mutual Funds division     portfolios
                                                   of RTAM, LLC.   Associated with RTAM,
                       Vice         2005 to 2007   LLC since January 2005.  Mr. Lydon was
                       President                   Vice President at Automatic Data
                                                   Processing from July 2000 to December
                                                   2004.  Mr. Lydon is also President and
                                                   Director/Trustee of four other funds
                                                   in the Reich & Tang Fund Complex,
                                                   President to New York Daily Tax Free
                                                   Income Fund, Inc., Principal Executive
                                                   Officer of Delafield Fund, Inc., and
                                                   President and Chief Executive Officer
                                                   of Tax Exempt Proceeds Fund, Inc.  Mr.
                                                   Lydon also serves as President, Chief
                                                   Executive Officer and Director for
                                                   Reich & Tang Services, Inc. and
                                                   Executive Vice President, Chief
                                                   Operations Officer and Director of
                                                   Reich & Tang Distributors Inc.  Prior
                                                   to 2007, Mr. Lydon was Vice President
                                                   of eleven other Funds in the Reich &
                                                   Tang Fund Complex.
---------------------- ----------- --------------- ---------------------------------------- ------------------- ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                   Directors and Officers Information (continued)
                                                December 31, 2008(1)
---------------------- ------------- --------------- ------------------------------------ ------------------- ------------
                       Position(s)   Term of Office        Principal Occupation(s)            Number of           Other
  Name, Address(2),     Held with    and Length of               During Past                Portfolios in     Directorships
       and Age             Fund      Time Served(3)                5 Years                   Fund Complex        held by
                                                                                             Overseen by        Director
                                                                                               Director
---------------------- ------------- --------------- ------------------------------------ ------------------- ------------
Interested Directors/Officers (continued):
---------------------- ------------- --------------- ------------------------------------ ------------------- ------------
Mia Bottarini,             Vice        Since 2008    Vice President of RTAM LLC. Ms.             N/A              N/A
Age 42                   President                   Bottarini is also Vice President
                           and                       and Assistant Treasurer of seven
                         Assistant                   other funds in the Reich & Tang
                         Treasurer                   Complex. Ms. Bottarini has been
                                                     associated with RTAM LLC and its
                                                     predecessors since June 1984.
---------------------- ------------- --------------- ------------------------------------ ------------------- ------------
Christopher Brancazio,    Chief        Since 2007    Senior Vice President, Chief                N/A              N/A
Age 43                  Compliance                   Compliance Officer and AML Officer
                        Officer and                  of RTAM, LLC since September 2007.
                        AML Officer                  Mr. Brancazio is also Chief
                                                     Compliance Officer of seven other
                                                     funds in the Reich & Tang Fund
                                                     Complex.  From February 2007 to
                                                     August 2007, Mr. Brancazio was a
                                                     Compliance Officer at Bank of New
                                                     York Asset Management.  From March
                                                     2002 to February 2007 Mr.
                                                     Brancazio served as Vice
                                                     President, Chief Compliance
                                                     Officer, and AML Officer of
                                                     Trainer Wortham & Co. Inc., and
                                                     the Trainer Wortham Mutual Funds.
                                                     Mr. Brancazio also serves as
                                                     Senior Vice President, Chief
                                                     Compliance Officer and AML Officer
                                                     of Reich & Tang Services, Inc. and
                                                     Reich & Tang Distributors, Inc.
---------------------- ------------- --------------- ------------------------------------ ------------------- ------------








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                    Directors and Officers Information (continued)
                                                December 31, 2008(1)
-------------------- ------------ -------------------- ------------------------------------ ----------------- ------------
                      Position(s)    Term of Office           Principal Occupation(s)           Number of          Other
 Name, Address(2),    Held with      and Length of                 During Past               Portfolios in    Directorships
      and Age           Fund        Time Served(3)                   5 Years                  Fund Complex       held by
                                                                                              Overseen by       Director
                                                                                                Director
-------------------- ------------ -------------------- ------------------------------------ ----------------- ------------
Interested Directors/Officers (continued):
-------------------- ------------ -------------------- ------------------------------------ ----------------- ------------
Richard De              Vice          Since 2005       Chief Financial Officer and                N/A             N/A
Sanctis,              President                        Executive Vice President of RTAM
Age 52                                                 LLC.  Associated with RTAM, LLC
                                                       since 1990.  Mr. De Sanctis is Vice
                       Treasurer      1992 to 2004     President of seven other funds in
                          and                          the Reich & Tang Fund Complex, and
                       Assistant                       serves as Executive Vice President
                       Secretary                       and Chief Financial Officer of
                                                       Reich & Tang Services, Inc. and
                                                       Reich & Tang Distributors, Inc.
                                                       Prior to December 2004, Mr. De
                                                       Sanctis was Treasurer and Assistant
                                                       Secretary of eleven funds in the
                                                       Reich & Tang Fund Complex and Vice
                                                       President, Treasurer and Assistant
                                                       Secretary of Cortland Trust, Inc.
-------------------- ------------ -------------------- ------------------------------------ ----------------- ------------
Chris Gill,             Vice          Since 2008       Senior Vice President of RTAM LLC.         N/A             N/A
Age 44                President                        Mr. Gill has been associated with
                                                       RTAM LLC and its predecessor since
                                                       February 1994. Mr. Gill is also
                                                       Vice President of seven other
                                                       funds in the Reich & Tang Complex.
                                                       Mr. Gill is also a Senior Vice
                                                       President and Director of Reich &
                                                       Tang Services, Inc.
-------------------- ------------ -------------------- ------------------------------------ ----------------- ------------
Joseph Jerkovich,     Treasurer       Since 2008       Senior Vice President and Chief            N/A             N/A
Age 40                   and                           Financial Officer of RTAM, LLC and
                      Assistant                        of Reich & Tang Services, Inc.
                      Secretary                        Associated with RTAM, LLC since
                                                       September 2004.  Mr. Jerkovich is
                        Vice         2007 to 2008      Treasurer and Assistant Secretary
                      President                        of seven other funds in the Reich &
                                                       Tang Fund Complex.  From 2007 to
                                                       2008 Mr. Jerkovich was Vice
                                                       President of eight Funds in the
                                                       Reich & Tang Fund Complex.  Mr.
                                                       Jerkovich was Vice President and
                                                       Chief Investment Officer at
                                                       Winklevoss Consulting from May 2002
                                                       to June 2004.  Mr. Jerkovich is
                                                       also Senior Vice President and
                                                       Controller of Reich & Tang
                                                       Distributors, Inc.
-------------------- ------------ -------------------- ------------------------------------ ----------------- ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                   Directors and Officers Information (continued)
                                                December 31, 2008(1)
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------
                    Position(s)     Term of Office          Principal Occupation(s)           Number of           Other
Name, Address(2),    Held with       and Length of                During Past               Portfolios in     Directorships
     and Age            Fund        Time Served(3)                  5 Years                  Fund Complex        held by
                                                                                             Overseen by        Director
                                                                                               Director
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------
Interested Directors/Officers (continued):
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------
Christine Manna,     Secretary        Since 2007       Vice President and Secretary of           N/A              N/A
Age 38                                                 RTAM, LLC. Ms. Manna is also
                                                       Secretary of seven other funds
                                                       in the Reich & Tang Complex. Ms.
                                                       Manna has been associated with
                                                       RTAM, LLC and its predecessors
                                                       since June 1995. Ms. Manna is
                                                       also a Vice President and
                                                       Assistant Secretary of Reich &
                                                       Tang Services, Inc. and Reich &
                                                       Tang Distributors, Inc.
-------------------- ------------- -------------------- ---------------------------------- ------------------- ------------
Robert Rickard,         Vice          Since 2007       Senior Vice President of RTAM             N/A              N/A
Age 39               President                         LLC. Associated with RTAM, LLC
                                                       since December 1991. Mr. Rickard
                                                       is also Vice President of seven
                                                       other funds in the Reich & Tang
                                                       Fund Complex.
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------

(1)The Statement of Additional Information includes additional information about California Daily Tax Free Income Fund, Inc. (the "Fund") directors/ officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2)The address  for each of  the above   directors/officers of the Fund is Reich
   & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

(4)Steven W. Duff  and Michael  P. Lydon are deemed   interested  persons of the
   Fund due to their affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




















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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





















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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,                 CALIFORNIA
experience  of  its  management,   marketability   of                 DAILY
shares, and other information.                                        TAX FREE
------------------------------------------------------                INCOME
                                                                      FUND, INC.



California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.                                 Annual Report
     600 Fifth Avenue                                          December 31, 2008
     New York, New York 10020


Distributor
     Reich & Tang Asset Distributor, Inc.
     600 Fifth Avenue
     New York, New York 10020



CA12/08A







--------------------------------------------------------------------------------




Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on June 5, 2008 to reflect a change in the Principal Financial Officer of the Fund. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3: Audit Committee Financial Expert

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

Item 4: Principal Accountant Fees and Services


                                    FYE 12/31/2008            FYE 12/31/2007

4(a)     Audit Fees                 $36,500                    $30,200
4(b)     Audit Related Fees         $0                         $0
4(c)     Tax Fees                   $4,350                     $4,000
4(d)     All Other Fees             $0                         $0


4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $4,350 and $58,475, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2008. $4,000 and $52,950, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2007.

Tax fees for the fiscal year-end December 31, 2008, includes fees billed for the preparation and review of tax returns. Tax fees for the fiscal year-end December 31, 2007, includes fees billed for the preparation and review of tax returns.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

     (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

     (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

                                /s/ Christine Manna
By (Signature and Title)*____________________________________________________
                                    Christine Manna, Secretary

Date:  March 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
                               /s/ Michael P. Lydon
By (Signature and Title)*_____________________________________________________
                                    Michael P. Lydon, President

Date:  March 5, 2009
                        /s/Joseph Jerkovich
By (Signature and Title)*_____________________________________________________
                          Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  March 5, 2009

* Print the name and title of each signing officer under his or her signature.